CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenue
Land	$ 621,905	$ 524,095
Housing	718,465	483,990
Total revenue	1,340,370	1,008,085
Direct Cost of Sales
Land	(449,313)	(326,712)
Housing	(598,340)	(413,429)
Total direct cost of sales	(1,047,653)	(740,141)
Selling, general and administrative expense	(128,377)	(101,030)
Equity in earnings from unconsolidated entities	9,882	4,119
Depreciation	(3,386)	(3,544)
Interest expense	(41,406)	(37,077)
Other expense	(800)	(252)
Income Before Income Taxes	128,630	130,160
Current income tax expense	(45,879)	(22,240)
Deferred income tax recovery / (expense)	9,788	(103,085)
Net Income	92,539	4,835
Unrealized foreign exchange gain / (loss) on:
Translation of the net investment in Canadian subsidiaries	20,369	(13,648)
Translation of the Canadian dollar denominated debt designated as a hedge of the net investment in Canadian subsidiaries	(18,240)	24,768
Comprehensive Income	94,668	15,955
Net Income / (Loss) Attributable To:
Consolidated	92,539	4,835
Non-controlling interests and other interests in consolidated subsidiaries	(622)	(2,453)
Brookfield Residential	93,161	7,288
Comprehensive Income / (Loss) Attributable To:
Consolidated	94,668	15,955
Non-controlling interests and other interests in consolidated subsidiaries	(622)	(2,453)
Brookfield Residential	$ 95,290	$ 18,408
Common Shareholders Earnings Per Share
Basic	$ 0.92	$ 0.07
Diluted	$ 0.91	$ 0.07
Weighted Average Common Shares Outstanding (in thousands)
Basic	101,609	99,949
Diluted	102,054	100,217